Share-Based Payments - Cash-Settled Move and Grow SAP Plans (Details)	12 Months Ended
Dec. 31, 2025 item
Restricted Stock Units (RSUs) cash settled | Tranche One
Share-Based Payments
Vesting period	3 years
Restricted Stock Units (RSUs) cash settled | Tranche Two | Waiting period of six months
Share-Based Payments
Vesting period	3 years
Performance Share Units (PSUs) Cash settled
Share-Based Payments
Number of KPIs	2
Performance Share Units (PSUs) Cash settled | Tranche Three | Waiting period of 12 months
Share-Based Payments
Vesting period	3 years